Right-of-use asset and lease liability - Disclosure of movement in right-of-use asset related to corporate office space lease agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee Abstract
Balance, beginning of year	$ 589	$ 0
Recognition of office space lease agreement entered into during the year	0	624
Depreciation expense for the year	(104)	(35)
Balance, end of year	$ 485	$ 589